Income Taxes (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Provision for (Recovery of) Income Taxes

The provision for (recovery of) income taxes is comprised of the following:

Provision for (Recovery of) Income Taxes
(millions of Canadian dollars)	For the years ended October 31
	2018	2017	2016
Provision for income taxes – Consolidated Statement of Income
Current income taxes
Provision for (recovery of) income taxes for the current period	$2,873	$2,073	$2,106
Adjustments in respect of prior years and other	(76)	5	(66)
Total current income taxes	2,797	2,078	2,040
Deferred income taxes
Provision for (recovery of) deferred income taxes related to the origination and reversal of temporary differences	76	215	50
Effect of changes in tax rates	302	13	2
Adjustments in respect of prior years and other	7	(53)	51
Total deferred income taxes	385	175	103
Total provision for income taxes – Consolidated Statement of Income	3,182	2,253	2,143
Provision for (recovery of) income taxes – Statement of Other Comprehensive Income
Current income taxes	(48)	261	57
Deferred income taxes	(701)	(755)	(229)
	(749)	(494)	(172)
Income taxes – other non-income related items including business combinations and other adjustments
Current income taxes	(3)	29	26
Deferred income taxes	(2)	–	(5)
	(5)	29	21
Total provision for (recovery of) income taxes	2,428	1,788	1,992
Current income taxes
Federal	1,491	1,115	1,003
Provincial	1,055	797	693
Foreign	200	456	427
	2,746	2,368	2,123
Deferred income taxes
Federal	(244)	(233)	(171)
Provincial	(160)	(156)	(116)
Foreign	86	(191)	156
	(318)	(580)	(131)
Total provision for (recovery of) income taxes	$2,428	$1,788	$1,992

[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.

Summary of Reconciliation to Statutory Income Tax Rate
Reconciliation to Statutory Income Tax Rate
(millions of Canadian dollars, except as noted)		2018		2017		2016
Income taxes at Canadian statutory income tax rate	$3,648	26.5%	$3,262	26.5%	$2,819	26.5%
Increase (decrease) resulting from:
Dividends received	(142)	(1.0)	(498)	(4.0)	(233)	(2.2)
Rate differentials on international operations	(343)	(2.5)	(515)	(4.2)	(439)	(4.1)
Other – net	19	0.1	4	–	(4)	(0.1)
Provision for income taxes and effective income tax rate	$3,182	23.1%	$2,253	18.3%	$2,143	20.1%

Summary of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities comprise of the following:

Deferred Tax Assets and Liabilities
(millions of Canadian dollars)	As at
	October 31 2018	October 31 2017
Deferred tax assets
Allowance for credit losses	$845	$924
Securities	920	215
Trading loans	54	90
Employee benefits	739	814
Pensions	59	269
Losses available for carry forward	94	131
Tax credits	326	22
Other	92	144
Total deferred tax assets	3,129	2,609
Deferred tax liabilities
Land, buildings, equipment, and other depreciable assets	223	7
Deferred (income) expense	12	(83)
Intangibles	163	244
Goodwill	94	122
Total deferred tax liabilities	492	290
Net deferred tax assets	2,637	2,319
Reflected on the Consolidated Balance Sheet as follows:
Deferred tax assets	2,812	2,497
Deferred tax liabilities[1]	175	178
Net deferred tax assets	$2,637	$2,319

[1]	Included in Other liabilities on the Consolidated Balance Sheet.

Summary of Deferred Income Tax Expense (Recovery)

The movement in the net deferred tax asset for the years ended October 31 was as follows:

Deferred Income Tax Expense (Recovery)
(millions of Canadian dollars)	2018				2017
	Consolidated statement of income	Other comprehensive income	Business combinations and other	Total	Consolidated statement of income	Other comprehensive income	Business combinations and other	Total
Deferred income tax expense (recovery)
Allowance for credit losses	$79	$–	$–	$79	$(59)	$–	$–	$(59)
Land, buildings, equipment, and other depreciable assets	216	–	–	216	36	–	–	36
Deferred (income) expense	95	–	–	95	(52)	–	–	(52)
Trading loans	36	–	–	36	24	–	–	24
Pensions	(20)	230	–	210	27	128	–	155
Employee benefits	61	14	–	75	20	7	–	27
Losses available for carry forward	37	–	–	37	23	–	–	23
Tax credits	(304)	–	–	(304)	143	–	–	143
Other deferred tax assets	54	–	(2)	52	202	–	–	202
Securities	240	(945)	–	(705)	(118)	(890)	–	(1,008)
Intangible assets	(81)	–	–	(81)	(87)	–	–	(87)
Goodwill	(28)	–	–	(28)	16	–	–	16
Total deferred income tax expense (recovery)	$385	$(701)	$(2)	$(318)	$175	$(755)	$–	$(580)